Drilling units (Details) - USD ($) $ in Millions			1 Months Ended		2 Months Ended		3 Months Ended					7 Months Ended	9 Months Ended	12 Months Ended
		Feb. 23, 2022	Mar. 31, 2022	Jun. 30, 2021	Feb. 22, 2022		Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022
Cost
Impairment				$ 152	$ 0		$ 0		$ 0			$ 0	$ (152)	$ (152)		$ (4,087)	$ 0
Accumulated depreciation
Impairment of long lived assets				152	0		0		0			0	(152)	(152)		(4,087)	0
Fresh Start accounting
Accumulated depreciation
Opening balance		$ (279)										(279)
Closing balance					(279)
Drilling units
Cost
Opening balance					2,241	[1],[2]					$ 2,673		2,673	2,673		6,624
Additions														84		136
Impairment														(152)	[2]	(4,087)
Disposal, cost	[1]													(364)
Closing balance														2,241	[1],[2]	2,673	6,624
Accumulated depreciation
Opening balance					(810)	[1],[2]					(918)		(918)	(918)		(605)
Depreciation														(119)		(313)
Disposal, accumulated depreciation	[1]													227
Closing balance														(810)	[1],[2]	(918)	(605)
Disposal, net	[1]													(137)
Net book value														1,431	[1],[2]	1,755	$ 6,019
Impairment of long lived assets														(152)	[2]	(4,087)
Drilling units | Predecessor [Member]
Cost
Opening balance		2,214			2,217				2,550	$ 2,677	2,669	2,214	2,669	2,669
Additions					20				20	25	8
Impairment										(152)
West Hercules derecognition									(364)
Disposal of West Venture					(23)
Derecognition of West Linus									(364)
Closing balance				2,550	2,214				2,206	2,550	2,677		2,206	2,217		2,669
Accumulated depreciation
Opening balance		(780)			(786)				(980)	(948)	(914)	(780)	(914)	(914)
Depreciation					(17)				(25)	(32)	(34)
West Hercules derecognition									227
Disposal of West Venture					23
Derecognition of West Linus									227
Closing balance				(980)	(780)				(778)	(980)	(948)		(778)	$ (786)		(914)
Net book value				$ 1,570	1,434				1,428	1,570	$ 1,729		$ 1,428			$ 1,755		$ 1,431
Impairment of long lived assets										$ (152)
West Hercules derecognition									(137)
Disposal of West Venture					0
Derecognition of West Linus									$ (137)
Drilling units | Successor [Member]
Cost
Opening balance			$ 1,575				1,627	$ 1,591
Additions			16				89	60
West Hercules derecognition		(211)
Disposal of West Venture								(24)
Derecognition of West Linus		(211)
Closing balance		1,575	1,591				1,716	1,627				1,716
Accumulated depreciation
Opening balance			0				(40)	(12)
Depreciation			(12)				(28)	(28)
West Hercules derecognition		36
Derecognition of West Linus		36
Closing balance		0	(12)				(68)	(40)				(68)
Net book value			1,579		1,575		$ 1,648	$ 1,587				$ 1,648
West Hercules derecognition		(175)
Derecognition of West Linus		(175)
Drilling units | Fresh Start accounting | Successor [Member]
Cost
Opening balance			(428)
Closing balance		(428)
Accumulated depreciation
Opening balance			$ 744
Closing balance		$ 744
Net book value					$ 316

[1]	In August, 2021, the lease agreement with SFL for the West Hercules was amended such that the rig was derecognized from drilling units and replaced with a right of use asset within other assets.
[2]	In June 2021 we recorded an impairment of $152 million (December 31, 2020: $4.1 billion) which was reported within “Loss on impairment of long-lived assets” on our Consolidated Statement of Operations. Please refer to Note 11 – “Loss on impairment of long-lived assets” for further details.